INTANGIBLE ASSETS, NET (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 19,569	$ 17,370
Accumulated amortization	17,370	15,826
Intangible assets, net	2,199	1,544
Amortization expense	1,544	1,648	$ 1,865
Intangible assets acquired	1,407
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	9,825	8,600
Accumulated amortization	8,600	7,314
Intangible assets acquired	1,225
Intangible assets acquired, not resulted in cash flows	$ 725
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	2 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 7,970	7,970
Accumulated amortization	7,970	7,712
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 974